Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EUR [Member]
Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities [Line Items]
Changes in currency rate to USD	+10	+10
Effective on profit before tax	$ (777)	$ 388
GBP [Member]
Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities [Line Items]
Changes in currency rate to USD	+10	+10
Effective on profit before tax	$ (406)	$ 4,295